RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTIES [Abstract]
Management fees - included in General and administrative	$ 211	$ 205	$ 354	$ 375	$ 302
Short Terms Loan	200	100	200	191	270
Long Terms Loan		$ 100		$ 100	$ 139